DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Schedule Of Deferred Tax Liabilities
SCHEDULE OF DEFERRED TAX LIABILITIES
	As of March 31,
	2024	2025
	US$	US$

Deferred tax liabilities	1,665	1,325

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Following are the major deferred tax assets and liabilities recognized by the Company:

	Plant and Equipment	Total
	US$	US$

As of April 1, 2023	2,290	2,290
Recognized in statements of income	(625)	(625)
As of March 31, 2024	1,665	1,665
Recognized in statements of income	(340)	(340)
As of March 31, 2025	1,325	1,325